Shareholder Fees - Primary Shares - Federated Hermes Managed Volatility Fund II - P	Apr. 30, 2021
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)
Redemption Fee (as a percentage of amount redeemed, if applicable)
Exchange Fee